Equity - Summary of Movements in Ordinary Share Capital (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	$ 559,746	$ 538,506	$ 581,397	$ 549,326
Transactions with owners in their capacity as owners:
Ending balance	$ 535,509	$ 518,731	$ 535,509	$ 518,731
Issued Capital
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance, Shares			648,696,070	583,949,612
Beginning balance			$ 1,163,153	$ 1,051,450
Transactions with owners in their capacity as owners:
Exercise of share options			209	$ 8,136
Transfer to employee share trust, shares				2,450,000
Share based compensation for services rendered, shares				1,187,168
Share based compensation for services rendered				$ 1,867
Transaction costs arising on share issue			(4)	$ (196)
Total contributions of equity during the period, shares				3,637,168
Total contributions of equity during the period			205	$ 9,807
Share options reserve transferred to equity on exercise of options			$ 228	$ 4,282
Ending balance, Shares	648,696,070	587,586,780	648,696,070	587,586,780
Ending balance	$ 1,163,586	$ 1,065,539	$ 1,163,586	$ 1,065,539